Dividends - Commentary (Details) - USD ($)			6 Months Ended
	Aug. 05, 2019	Jul. 05, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Dividends paid on ordinary shares per share (in usd per share)			$ 0.21	$ 0.2	$ 0.31
Dividends paid on ordinary shares			$ 4,206,000,000	$ 3,982,000,000	$ 6,205,000,000
Dividend payables			$ 0
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends paid on ordinary shares per share (in usd per share)		$ 0.10
Dividends paid on ordinary shares		$ 2,023,000,000
Major ordinary share transactions | Ordinary shares
Disclosure of classes of share capital [line items]
Dividends declared on ordinary shares per share (in usd per shar)	$ 0.10
Dividends declared on ordinary shares	$ 2,028,000,000